Series B Debentures, Net of Current Maturities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Series B Debentures, Net of Current Maturities (Details) [Line Items]
Principal amount	$ 79,200,000
Annual payments		$ 9,898,000
Debt installment, description	The first and second installments of $9,898, were paid in January 1, 2019 and January 1, 2020, respectively.
Debentures, fair value		70,593
Series B Debentures [Member]
Series B Debentures, Net of Current Maturities (Details) [Line Items]
Interest rate percentage	3.37%
Debt discount and issuance costs	$ 956,000
Debt instrument, covenant description	In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders' equity (excluding minority interest)- above $120 million – as of December 31, 2019, total shareholders' equity was $224 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company's Series B Debentures) below 65% - as of December 31, 2019 the ratio of net financial indebtedness to net capitalization was 1.58%. (3) Target ratio of net financial indebtedness to EBITDA (accumulated calculation for the four last quarters) is below 5.5. As of December 31, 2019, the Target ratio of net financial indebtedness to EBITDA was 0.07. As of December 31, 2019, Sapiens is in compliance with all of its financial covenants.
Interest expense, debt		2,336,000	$ 2,669,000
Amortization of debt issuance costs		$ 171,000	$ 194,000